Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Federal Home Loan Banks [Abstract]
Cash Dividends Declared Per Ordinary Share
The Company’s quarterly dividend payments are as follows:

	2019		2020		2021
	Dividends Per Share (US$)	Amount (in US$ thousand)	Dividends Per Share (US$)	Amount (in US$ thousand)	Dividends Per Share (US$)	Amount (in US$ thousand)
First quarter	$0.075	$10,956	$0.0875	$12,301	$0.0875	$12,222
Second quarter	$0.075	10,957	$0.0875	12,301	$0.0875	12,224
Third quarter	$0.075	10,029	$0.0875	12,303	$0.0875	12,227
Fourth quarter	$0.0875	12,171	$0.0875	12,089	$0.1250	17,469

		$44,113		$48,994		$54,142